Eaton Vance Management

Two International Place

Boston, MA  02110

(617) 482-8260

www.eatonvance.com

October 24, 2012

VIA EDGAR

Office of Filings, Information & Consumer Services

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:

Form N-1A Filing for Eaton Vance Series Fund, Inc. (the “Registrant”) on behalf of Eaton Vance Institutional Emerging Markets Local Debt Fund (the “Fund”) (File Nos. 333-182175; 811-22714) (the “Filing”).

Dear Ladies and Gentlemen:

On behalf of the Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rules 472 and 485(a) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Pre-Effective Amendment No. 1 to the Filing, including the prospectus and statement of additional information (“SAI”) for the Fund, as well as exhibits (the “Amendment”).  The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the office of the Registrant.

The Amendment is marked to show changes from the Fund’s prospectus and SAI contained in the Registrant’s Filing filed with the Securities and Exchange Commission (the “Commission”) on June 15, 2012 (Accession No. 0000940394-12-000685) under Rule 485(a).

The Amendment is filed for the purpose of responding to comments with respect to the Filing provided by Valerie Lithotomos, of the Staff of the Division of Investment Management of the Commission, to the undersigned in a letter dated July 12, 2012 and making certain other changes as marked thereon.  The comments and the responses thereto are as follows:

Prospectus

Front Cover

1.

Please remove “non-diversified” from the front cover, as per Item 1 of Form N-1A.

Response:  Form N-1A Item 1 Instruction states that “[a] Fund may include on the front cover page a statement of its investment objectives, a brief (e.g., one sentence) description of its operations, or any additional information, subject to the requirement set out in General Instruction C.3(b).”  Eaton Vance Management (“EVM”) believes the inclusion of a statement regarding the Fund’s stated diversification status under Section 5 of the 1940 Act, is a permitted description of the Fund’s operations and is not “incomplete, inaccurate or misleading” as those terms are used in General Instruction C.3(b).  As such, no change has been made.

Fund Summary

2.

The Fund will invest significantly in derivatives.  Please disclose the maximum amount of assets that will be invested in derivatives, given the Fund will invest in three general areas.  Also, please distinguish purchasing derivatives from selling them and also disclose that derivative instruments may be used for hedging and speculation.  In general, see Letter dated July 30, 2010, from Barry Miller, Associate Director, Office of Legal and Disclosure, Division of Investment Management to the Investment Company Institute.

Response: The Fund does not have a stated maximum amount of assets that it is permitted to invest in derivatives.  The statement in the Fund Summary that “[t]he Fund’s use of derivatives may be extensive” has been revised to read: “The Fund’s use of derivatives is expected to be extensive.”  The Fund has added the requested disclosure in “Principal Investment Strategies” under “Fund Summary” to distinguish purchasing from selling derivatives.  The disclosure in “Principal Investment Strategies” under “Fund Summary” (see page 3) currently states that derivatives may be used for hedging.  A statement that derivatives may be used for speculative purposes has been added.

3.

Please explain in the prospectus what is meant by “total return,” and how the Fund achieves income and capital appreciation.

Response:  A statement has been added to the prospectus in “Principal Investment Strategies” under “Fund Summary” that “Total return is defined as income plus capital appreciation.”  As stated in “Principal Investment Strategies” under “Fund Summary”, the Fund seeks its objective of total return by investing in securities (including fixed-income securities), derivatives and other instruments to establish long and short investment exposures to emerging markets.

4.

The Fund will invest in derivative instruments, denominated in or “based” on the currencies, interest rates, or issues of, emerging market countries.  Please explain how these derivatives are sufficiently tied economically to emerging market countries.  Also, please confirm that “Local Debt” means denominated in the local currency of the emerging market countries.

Response: Foreign exchange rates, interest rates and credit spreads are major economic variables in emerging market countries that generally fluctuate as a result of changes in the macroeconomic environment.  The derivatives in which the Fund invests will provide exposure to these variables.  To confirm, “Local Debt” means instruments denominated in or providing exposure to the local currency of the emerging market countries.

5.

The Fund will invest in a “wide variety of derivatives” and the Fund’s “use of derivatives may be extensive.”  Please disclose all principal investment strategies regarding derivatives.

Response:  The Fund’s principal investment strategies regarding derivatives are disclosed in the Amendment.  As stated in “Principal Investment Strategies” under “Fund Summary” the Fund intends to use derivatives to establish long and short investment exposures.  The Fund may engage in derivative transactions to enhance total return, to seek to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the effective duration of its portfolio, to manage certain investment risks, for speculation purposes to gain certain types of exposures and/or as a substitute for the purchase or sale of securities or currencies.  The anticipated specific derivative instruments are identified in “Principal Investment Strategies” under “Fund Summary”.  No additional disclosure has been added, except as described in response to Comment No. 2 above.

6.

Please disclose, when the term is first used, that “below investment grade” instruments are considered “junk.”  Please disclose any percentage limitation on investments in junk.

Response: The requested disclosure regarding “junk” has been added.  There is no stated limit on the Fund’s investment in securities rated below investment grade.  Disclosure regarding the Fund’s ability to invest in securities of any credit quality “without limit” has been added to “Principal Investment Strategies” under “Fund Summary”.

Fee and Expenses of the Fund

7.

The fee table includes a line item for 12b-1 fees, with the amount listed as “None.”  Please confirm that the Fund has not adopted a plan for distribution fees.

Response:  The Fund has not adopted a 12b-1 plan for distribution fees.

Principal Investment Strategies

8.

The prospectus states that the Fund’s investments may be highly concentrated in a geographic region or country.  Please disclose the Fund’s concentration policy.

Response:  “Geographic Concentration Risk” under “Principal Risks” in the “Fund Summary” has been revised to eliminate reference to “concentration.”  The Fund’s concentration policy is disclosed in the SAI under “INVESTMENT RESTRICTIONS” in the Amendment.

9.

The prospectus states that countries such as Greece, Portugal, Italy, and Ireland are not considered emerging by the Fund’s advisor.  Please clarify how the adviser makes this determination, given that some of the factors the advisor considers are “the country’s political and economic stability and the development of its financial and capital markets.”  Also, please disclose what is meant by “other countries may be considered to be emerging markets.”  And, what percentage of assets will be invested in “frontier market countries.”

Response: EVM believes that Greece, Portugal, Italy and Ireland have traditionally been considered developed markets, with a generally assumed level of macroeconomic and political stability despite recent economic and political events.  The references to “other countries may be considered to be emerging markets” and “frontier market countries” have been deleted from the “Principal Investment Strategies” under “Fund Summary”.

10.

Please clarify how the Fund could have 30% of its assets exposed to a long euro position, yet the Fund has a policy of an 80% investment in emerging market local currency test.  Also, please disclose whether 80% of the Fund’s net assets includes borrowing for investment purposes.

Response:  The Fund will not take long positions in the euro.  The Fund has eliminated its 80% test and so the comment is no longer applicable.

11.

The prospectus states that the Fund will invest in “securities denominated in currencies of emerging markets.”  Please disclose that the 80% investment will be in “debt” securities and not “equity” securities.  The last sentence in this section of the prospectus states: “For purposes of determining compliance with the Fund’s assets tests, the absolute value of the notional amount of long and short derivative positions is included.”  This is an inaccurate statement because the asset test is not an exposure test, therefore, please delete the sentence.

Response:  The Fund has revised its name to eliminate the need for an 80% policy.  The Fund also has revised its disclosure to more concisely state its principal investment strategy.

Principal Risks

12.

The prospectus states that a foreign market investment risk would include the Fund’s shares being adversely affected by changes in currency exchange rates and political, economic market developments abroad.  Please briefly describe the current economic situation in Europe, including a brief description of the current status of the euro.  Also, please clarify whether investing in long and short positions (in euros) does not warrant a specific principal risk.

Response:  The Fund is only permitted to establish short investment exposures to the euro.  For this reason, EVM does not believe a specific principal risk relating to the euro is warranted.

13.

Please add a separate risk factor regarding counterparty risk.  Include what creditworthiness standard the Fund will employ when selecting counterparties.

Response: EVM believes the requested disclosure regarding counterparty risk is included in: “Derivatives Risk” and “Risks of Repurchase Agreement and Reverse Repurchase Agreements” under “Principal Risks” under “Fund Summary”; and “Derivatives” under “Investment Objectives and Principal Policies and Risks” in the statutory prospectus.  To monitor the creditworthiness of counterparties; the investment adviser reviews particular financial metrics relevant to a counterparty, which may include ratings assigned by third party rating agencies as well as the counterparty’s fundamentals and the volatility of its market value.

14.

Please disclose whether the Fund will maintain its liquidity requirement by investing in liquid derivatives.  If appropriate, please add a section regarding liquidity risk.

Response:  The Fund includes derivatives in determining compliance with its stated limit of investing not more than 15% of net assets in illiquid securities.  In general, the Fund considers over-the-counter derivatives to be illiquid securities.  The Fund’s restriction with respect to illiquid securities is included in “Illiquid Securities” under “Investment Objectives and Principal Policies and Risks” in the statutory prospectus and also under “Investment Restrictions” in the SAI.  No additional disclosure has been added.

15.

Please list all principal strategies and risks from the Fund’s use of leverage, and confirm that leveraging is discussed as a principal strategy.

Response:  As stated in “Principal Investment Strategies” under “Fund Summary”, the Fund expects to make extensive use of derivatives and the use of derivatives may create economic leverage in the Fund.  The specific risks associated with leverage are contained in “Risk of Leveraged Transactions” under “Fund Summary”.  No additional disclosure has been added.

Investment Objectives & Principal Policies and Risks

16.

Please clarify whether number (iii) of the Fund’s 80% Policy references derivatives based on interest rates that are in the denomination of the local emerging markets’ currency.

Response:  The Fund has eliminated its 80% policy.  See response to Comment No. 11 above.

17.

Please disclose how the Fund will maintain its liquidity requirement in light of the Fund investing extensively in derivatives.

Response:  As described in the response to Comment No. 14, above, the Fund intends to invest in both liquid and illiquid derivatives.  The Fund will limit its investment in illiquid derivatives and illiquid securities in the aggregate to 15% of its net assets.  No additional disclosure has been added.

18.

The prospectus states that the Fund will borrow through reverse repurchase agreements.  Please confirm that the fee table includes the estimated interest exposure on borrowings by the Fund and state that a reverse repurchase agreement is a loan.  Also, disclose what percentage the Fund will invest in reverse repurchase agreements.  The prospectus states, in the section titled “Repurchase Agreements”:  “The Fund’s investments in repurchase agreements are subject to the requirements of the Investment Company Act of 1940, as amended.”  Please clarify this statement by disclosing what 1940 Act requirements apply to repurchase agreements.

Response:  The Fund does not initially intend to invest in reverse repurchase agreements.  As such, the fee table does not require the inclusion of estimated interest exposure on borrowings by the Fund.  The disclosure in “Risks of Repurchase Agreements and Reverse Repurchase Agreements” under “Fund Summary” has been revised to state that “reverse repurchase agreements may be considered to be the practical equivalent of the Fund borrowing funds (and the counterparty making a loan).”  The following statement has been deleted from the statutory prospectus: “The Fund’s investments in repurchase agreements are subject to the requirements of the Investment Company Act of 1940, as amended.”

19

The section titled “Pooled Investment Vehicles,” states that the Fund may invest in “high quality short-term instruments or an affiliated investment company that invests in such instruments.”  Please clarify to what extent investments will be made in affiliated investment companies and whether a line item regarding Acquired Fund Fee and Expenses (“AFFE”) should be included in the fee table.  Please clarify whether investments in pooled investment vehicles are anticipated, whether this would require an AFFE line item, and whether pooled vehicles include hedge funds.  If so, we may have additional comments.

Response:  With the exception of an affiliated money market fund utilized as a cash management vehicle, the Fund does not initially intend to invest in another investment company or pooled investment vehicle.  The affiliated cash sweep vehicle does not impose a management fee and the indirect expenses incurred by the Fund as a result of its investment in such vehicle are not expected to exceed 0.01% of average net assets.  As such, the fee table is not required to include a specific line item regarding acquired fund fees and expenses in accordance with Form N-1A Item 3 Instruction 3(f)(i).  The Fund does not anticipate investing in a pooled vehicle considered to be a hedge fund.

20.

Please confirm that each foreign government is an industry for purposes of concentration.  Please state what percentage of assets the Fund may invest in any one country.

Response:  To confirm, the Fund treats each foreign government as an industry for purposes of concentration.  Pursuant to its industry concentration policy, the Fund will not invest more than 25% of its net assets in any one country.

Valuing Shares

21

Please disclose the Fund’s procedures in valuing foreign emerging market securities, and disclose what happens if the foreign market has closed, but an event occurs prior to 4:00 p.m. eastern time.

Response:  The Fund values foreign emerging market securities in the same manner as it values foreign securities.  The Fund’s approach is disclosed in “Valuing Shares” under “Management and Organization” in the statutory prospectus. As noted therein, EVM may fair value a security if events occur after the close of a local market and before the Fund values its shares.

Statement of Additional Information

22.

The Fund’s borrowing policy states that it may borrow up to an amount permitted by the 1940 Act.  Disclose in narrative text following the enumerated fundamental policies what is currently permitted or prohibited under the 1940 Act.

Response:  The requested disclosure has been added.

23.

In number (6) of the Investment Restrictions, please add the phrase “or group of industries” after the phrase “in any particular industry.”  Also, disclose that privately issued mortgage backed securities are an industry (in addition to each foreign government). Please add that there are several industry classifications for the purpose of determining concentration.  Also, please disclose whether “borrowings” in connection with number (1) includes reverse repurchase agreements.

Response: The requested change to Investment Restriction (6) has been made.  The requested disclosure regarding privately issued mortgage-backed securities and foreign governments has been added.  In addition, the requested disclosure regarding the inclusion of reverse repurchase agreements with respect to Investment Restriction (1) also has been added.

24.

Please inform the staff of the rationale for having the boxed table showing which investments are permitted for or relevant to the Fund, given that this is a stand-alone SAI.

Response: The boxed table depicting permitted investments is consistent with the standard form utilized by all funds in the Eaton Vance fund complex (whether offered in stand-alone or combined documents) and is intended to provide investors with a user-friendly reference tool to identify permitted investments.

25.

The paragraph prior to the section titled “Management and Organization” addresses the Fund’s borrowing policy and limitations on investing in illiquid securities.  Please also indicate that there is a requirement to reduce borrowing within three days (excluding Sundays and holidays) to meet the liquidity requirement.

Response: The requested disclosure has been added (as part of the disclosure added in response to Comment No. 22 above).

Additional Information About Investment Strategies

26.

Please disclose how much the Fund will “cover” or “segregate” for credit default swaps and total return swaps, and whether it will be for the full notional value.

Response:  The Fund’s coverage requirement is disclosed in the “Asset Coverage” section under “Additional Information About Investment Strategies” in the SAI.  EVM does not believe additional disclosure regarding the specific mechanics of segregation is required or necessary and may be confusing for investors.  As a supplemental explanation, the Fund has adopted asset segregation procedures in accordance with Rule 38a-1 under the 1940 Act and the Fund will segregate assets to cover its obligations pursuant to credit default swaps and total return swaps in accordance with these procedures.  The procedures state that for total return swaps if the contract is fully cash settled, the Fund must segregate an amount equal to the sum of: 1) the amount (if any) that the Fund would be required to pay upon termination of the agreement marked-to-market daily, plus 2) the amount of any accrued but unpaid premiums or similar periodic payments, net of any accrued but unpaid periodic payment payable by the counterparty.  If the swap is to be physically settled the Fund must segregate an amount equal to the value of the security that it must deliver.  For credit default swaps if the Fund is the buyer of a credit default swap, it must segregate the amount (if any) that the Fund would be required to pay upon termination of the agreement.  If the Fund is the seller of a credit default swap, the Fund must segregate the full amount that could be payable under the agreement.

Taxes

27.

Please clarify what is meant by “Portfolio” and “Subsidiary” in the discussion of “Other Taxes - Changes in Taxation.”

Response:  As stated in the “Definitions” section of the SAI, “Portfolio” means a registered investment company (other than the Fund) sponsored by the Eaton Vance organization in which one or more funds and other investors may invest substantially all or any portion of their assets.  “Subsidiary” means a wholly-owned subsidiary of the Fund or the Portfolio as described in the prospectus, if applicable.  These are terms that are used in the common tax disclosure across the Eaton Vance fund complex and are not currently applicable to the Fund.

General Comments

28.

We note that portions of the filing are incomplete.  We may have additional comments on such portions when you complete them in pre-effective amendments, on disclosure made in response to this letter, on information supplied supplementally, or on financial statements and exhibits added in any pre-effective amendments.

Response:  The Fund acknowledges this comment and the enclosed Amendment is complete.  Further, all responses to your comments are provided herein and detailed in the enclosed marked Amendment.

29.

Please advise us if you have submitted or expect to submit an exemptive application or no-action request in connection with the registration statement.

Response:  The Fund has not submitted an exemptive application or no-action request in connection with the Filing or the Amendment and has no current intention to do so.

Tandy Representation:

The Registrant is responsible for the adequacy and accuracy of the disclosure in the Filing and Amendment.  Further, the Registrant recognizes that the Staff’s comments, or changes to disclosure in response to the Staff’s comments, does not foreclose the Commission from taking any action with respect to the filings.  Lastly, the Registrant acknowledges that it may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under federal securities laws.

If you have any questions concerning the foregoing responses, please contact the undersigned at (617) 672-8507.

Very truly yours,

/s/ David D. Barr

David D. Barr, Esq.

Vice President